Form N-CSR Cover	12 Months Ended
Oct. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	The Registrant is filing this amendment to its Form N-CSR for the period ended October 31, 2025, originally filed with the Securities and ExchangeCommission on January 5, 2026 (Accession Number 0001580642-26-000038). The purpose of this amendment is to revise the “Costs paid as a percentage of a $10,000investment” from 0.82% to 0.92% on the Tailored Shareholder Report for the Slow Capital Growth Fund (Series Identifier S000088949). Except as set forth above, thisamendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.
Registrant Name	VALUED ADVISERS TRUST
Entity Central Index Key	0001437249
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025